               SUPPLEMENT TO PROSPECTUS FOR NORTH AMERICAN FUNDS
                  Dated March 1, 1999, as revised May 13, 1999

   Effective December 14, 1999, and in accordance with the terms of the Advisory Agreement between North American Funds and CypressTree Asset Management Corporation, Inc ("CAM"), the expense limitations with respect to the Management Fees paid to CAM by each of the Funds (other than the Tax-Sensitive Equity Fund) are being revised.

   Pages 19-23 of the prospectus are therefore replaced in their entirety by the following:

91405

                                 November 8, 1999

Section II:

   Fees and Expenses of the North American Funds

   This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your investment)

                                               Class A Class B Class C
----------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)
 Equity Funds/1/                                5.75%   None    None
 Other Funds except Money Market Fund           4.75%   None    None
 Money Market Fund                              None    None    None
   Maximum Deferred Sales Charge (as a
   percentage of original purchase price or
   redemption price, whichever is lower)
 Other Funds except Money Market Fund           1%/2/   5%/3/   1%/4/
 Money Market Fund                              None    None    None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Fund                                           Class A Class B Class C
----------------------------------------------------------------------------
International Small Cap Fund
 Management Fees                                1.05%   1.05%   1.05%
 Distribution (12b-1) Fees                      0.35%   1.00%   1.00%
 Other Expenses                                 0.65%   0.65%   0.65%
  Total Annual Fund Operating Expenses          2.05%   2.70%   2.70%
----------------------------------------------------------------------------
International Equity Fund
 Management Fees                                0.90%   0.90%   0.90%
 Distribution (12b-1) Fees                      0.35%   1.00%   1.00%
 Other Expenses                                 0.65%   0.65%   0.65%
  Total Annual Fund Operating Expenses          1.90%   2.55%   2.55%
----------------------------------------------------------------------------
Global Equity Fund
 Management Fees                                0.90%   0.90%   0.90%
 Distribution (12b-1) Fees                      0.35%   1.00%   1.00%
 Other Expenses                                 0.62%   0.62%   0.62%
  Total Annual Fund Operating Expenses          1.87%   2.52%   2.52%
----------------------------------------------------------------------------
Emerging Growth Fund
 Management Fees                                0.95%   0.95%   0.95%
 Distribution (12b-1) Fees                      0.35%   1.00%   1.00%
 Other Expenses                                 0.52%   0.52%   0.52%
  Total Annual Fund Operating Expenses          1.82%   2.52%   2.52%
----------------------------------------------------------------------------

                                       Class Class Class
Fund                                     A     B     C
--------------------------------------------------------
Small/Mid Cap Fund
 Management Fees                       0.93% 0.93% 0.93%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.50% 0.50% 0.50%
  Total Annual Fund Operating Expenses 1.78% 2.43% 2.43%
--------------------------------------------------------
Growth Equity Fund
 Management Fees                       0.90% 0.90% 0.90%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.52% 0.52% 0.52%
  Total Annual Fund Operating Expenses 1.77% 2.42% 2.42%
--------------------------------------------------------
Tax-Sensitive Equity Fund
 Management Fees                       0.85% 0.85% 0.85%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.40% 0.40% 0.40%
  Total Annual Fund Operating Expenses 1.60% 2.25% 2.25%
--------------------------------------------------------
Growth and Income Fund
 Management Fees                       0.73% 0.73% 0.73%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.38% 0.38% 0.38%
  Total Annual Fund Operating Expenses 1.46% 2.11% 2.11%
--------------------------------------------------------
Equity-Income Fund
 Management Fees                       0.75% 0.75% 0.75%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.37% 0.37% 0.37%
  Total Annual Fund Operating Expenses 1.47% 2.12% 2.12%
--------------------------------------------------------
Balanced Fund
 Management Fees                       0.78% 0.78% 0.78%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.38% 0.38% 0.38%
  Total Annual Fund Operating Expenses 1.51% 2.16% 2.16%
--------------------------------------------------------
Strategic Income Fund
 Management Fees                       0.75% 0.75% 0.75%
 Distribution (12b-1) Fees             0.35% 1.00% 1.00%
 Other Expenses                        0.45% 0.45% 0.45%
  Total Annual Fund Operating Expenses 1.55% 2.20% 2.20%
--------------------------------------------------------

Fund                                   Class A Class B Class C
--------------------------------------------------------------
Investment Quality Bond Fund
 Management Fees                        0.60%   0.60%   0.60%
 Distribution (12b-1) Fees              0.35%   1.00%   1.00%
 Other Expenses                         0.35%   0.35%   0.35%
  Total Annual Fund Operating Expenses  1.30%   1.95%   1.95%
--------------------------------------------------------------
National Municipal Bond Fund
 Management Fees                        0.60%   0.60%   0.60%
 Distribution (12b-1) Fees              0.15%   1.00%   1.00%
 Other Expenses                         0.25%   0.25%   0.25%
  Total Annual Fund Operating Expenses  1.00%   1.85%   1.85%
--------------------------------------------------------------
U.S. Government Securities Fund
 Management Fees                        0.60%   0.60%   0.60%
 Distribution (12b-1) Fees              0.35%   1.00%   1.00%
 Other Expenses                         0.30%   0.30%   0.30%
  Total Annual Fund Operating Expenses  1.25%   1.90%   1.90%
--------------------------------------------------------------
Money Market Fund
 Management Fees                        0.20%   0.20%   0.20%
 Distribution (12b-1) Fees              0.00%   0.00%   0.00%
 Other Expenses                         0.30%   0.30%   0.30%
  Total Annual Fund Operating Expenses  0.50%   0.50%   0.50%

--------------------------------------------------------------------------------

1  "Equity Funds"          The higher Distribution     The examples assume
   are the first ten       Fees borne by Class B          that you:
   funds listed in         and Class C shares may      .  Invest $10,000 in a
   the table.              cause long-term                Fund for the time
2  For purchases of        shareholders to pay            period indicated and
   $1 million or           more in sales charges          then redeem all of
   more.                   than the maximum               your shares at the
3  5% first and second     permitted front-end            end of those
   year; 4% third          sales charge on Class A        periods.
   year; 3% fourth         shares.                     .  Your investment
   year; 2% fifth                                         earns a 5% return
   year; 1% sixth year     By translating "Total          each year and that
   and 0% thereafter.      Annual Fund Operating          each Fund's
4  0% after first year.    Expenses" into dollar          operating expenses
                           amounts, these examples        remain the same.
                           help you compare the
                           costs of investing in a
                           particular Fund, or a
                           particular class of
                           shares, with the costs
                           of investing in other
                           mutual funds.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                          1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------
International Small Cap Fund
 Class A Shares                771    1,181   1,615   2,817
 Class B Shares                773    1,238   1,630   2,872
 Class B No redemption         258      838   1,430   2,872
 Class C Shares                373      838   1,430   3,032
 Class C No redemption         273      838   1,430   3,032
-------------------------------------------------------------
International Equity Fund
 Class A Shares                757    1,138   1,542   2,669
 Class B Shares                758    1,193   1,555   2,274
 Class B No redemption         258      793   1,355   2,274
 Class C Shares                358      793   1,355   2,885
 Class C No redemption         258      793   1,355   2,885
-------------------------------------------------------------
Global Equity Fund
 Class A Shares                754    1,129   1,528   2,639
 Class B Shares                755    1,185   1,540   2,694
 Class B No redemption         255      785   1,340   2,694
 Class C Shares                355      785   1,340   2,856
 Class C No redemption         255      785   1,340   2,856
-------------------------------------------------------------
Emerging Growth Fund
 Class A Shares                749    1,115   1,504   2,589
 Class B Shares                755    1,185   1,540   2,681
 Class B No redemption         255      785   1,340   2,681
 Class C Shares                355      785   1,340   2,856
 Class C No redemption         255      785   1,340   2,856
-------------------------------------------------------------
Small/Mid Cap Fund
 Class A Shares                745    1,103   1,484   2,549
 Class B Shares                746    1,158   1,496   2,603
 Class B No redemption         246      758   1,296   2,603
 Class C Shares                346      758   1,296   2,766
 Class C No redemption         246      758   1,296   2,766
-------------------------------------------------------------
Growth Equity Fund
 Class A Shares                745    1,100   1,479   2,539
 Class B Shares                746    1,155   1,491   2,593
 Class B No redemption         245      755   1,291   2,593
 Class C Shares                345      755   1,291   2,756
 Class C No redemption         245      755   1,291   2,756
-------------------------------------------------------------
Tax-Sensitive Equity Fund
 Class A Shares                728    1,051
 Class B Shares                728    1,103   1,405   2,419
 Class B No redemption         228      703   1,205   2,419
 Class C Shares                328      703   1,205   2,585
 Class C No redemption         228      703   1,205   2,585
-------------------------------------------------------------

Fund                             1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------
Growth and Income Fund
 Class A Shares                   715    1,010   1,327   2,221
 Class B Shares                   714    1,061   1,334   2,273
 Class B No redemption            214      661   1,134   2,273
 Class C Shares                   314      661   1,134   2,441
 Class C No redemption            214      661   1,134   2,441
----------------------------------------------------------------
Equity-Income Fund
 Class A Shares                   716    1,103   1,332   2,231
 Class B Shares                   715    1,064   1,339   2,284
 Class B No redemption            215      664   1,139   2,284
 Class C Shares                   315      664   1,139   2,452
 Class C No redemption            215      644   1,139   2,452
----------------------------------------------------------------
Balanced Fund
 Class A Shares                   720    1,025   1,351   2,273
 Class B Shares                   719    1,076   1,359   2,326
 Class B No redemption            219      676   1,159   2,326
 Class C Shares                   319      676   1,159   2,493
 Class C No redemption            219      676   1,159   2,493
----------------------------------------------------------------
Strategic Income Fund
 Class A Shares                   724    1,036   1,371   2,314
 Class B Shares                   723    1,088   1,380   2,367
 Class B No redemption            223      688   1,180   2,367
 Class C Shares                   323      688   1,180   2,543
 Class C No redemption            223      688   1,180   2,534
----------------------------------------------------------------
Investment Quality Bond Fund
 Class A Shares                   700      963   1,247   2,053
 Class B Shares                   698    1,012   1,252   2,104
 Class B No redemption            198      612   1,052   2,104
 Class C Shares                   298      612   1,052   2,275
 Class C No redemption            198      612   1,052   2,275
----------------------------------------------------------------
National Municipal Bond
 Class A Shares                   671      875   1,096   1,729
 Class B Shares                   688      982   1,201   1,944
 Class B No redemption            188      582   1,001   1,944
 Class C Shares                   288      582   1,001   2,169
 Class C No redemption            188      582   1,001   2,169
----------------------------------------------------------------
U.S. Government Securities Fund
 Class A Shares                   695      949   1,222   1,999
 Class B Shares                   693      997   1,226   2,051
 Class B No redemption            193      597   1,026   2,051
 Class C Shares                   293      597   1,026   2,222
 Class C No redemption            193      597   1,026   2,222
----------------------------------------------------------------
Money Market Fund
 Class A Shares                    72      224     390     871
 Class B Shares                    72      224     390     871
 Class B No Redemption             72      224     390     871
 Class C Shares                    72      224     390     871
 Class C No Redemption             72      224     390     871
----------------------------------------------------------------

23